Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases
Schedule of right-of-use assets

	Buildings	Vehicles	Total
Balance as of January 1, 2023	16,201	338	16,539
Depreciation	(4,316)	(256)	(4,572)
Disposals	(293)	(46)	(339)
Additions	613	316	929
Remeasurement	(536)	—	(536)
Effect of changes in exchange rates	44	7	51
Balance as of December 31, 2023	11,713	359	12,072
Depreciation	(3,803)	(230)	(4,033)
Disposals	—	(96)	(96)
Additions	969	306	1,275
Remeasurement	159	1	160
Effect of changes in exchange rates	(60)	(11)	(71)
Balance as of December 31, 2024	8,978	329	9,307

Schedule of maturity analysis of the Group's lease liabilities

	December 31,	December 31,
	2023	2024
Maturity analysis of the Group’s lease liabilities:
Less than one year	4,473	3,968
One to five years	8,520	6,547
Above 5 years	222	—
Total	13,215	10,515

Schedule of amounts recognized in profit or loss relating to leases

	2022	2023	2024
Interest expenses on lease liability	180	477	557
Expenses relating to leases	3,723	4,911	4,129
	3,903	5,388	4,686